united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2612

Date of fiscal year end: 8/31

Date of reporting period: 2/28/17

Item 1. Reports to Stockholders.

Anchor Tactical Credit Strategies Fund

Investor Class (ATCSX)

Anchor Tactical Equity Strategies Fund

Institutional Class (ATESX)

Anchor Tactical Municipal Strategies Fund

Institutional Class (ATMSX)

Anchor Tactical Real Estate Fund

Institutional Class (ARESX)

Semi-Annual Report

February 28, 2017

1-844-594-1226

www.anchorcapitalfunds.com

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Anchor Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC.

Member FINRA

Anchor Tactical Credit Strategies Fund*
Portfolio Review (Unaudited)
February 28, 2017

The Fund’s Investor Class performance figures for the periods ended February 28, 2017, compared to its benchmark:

			Since
	Six Months	One Year	Inception*

Anchor Tactical Credit Strategies Fund - Investor	1.49%	3.27%	3.30%
Class
HFRX Absolute Return Index**	0.39%	1.01%	0.66%

*	The Fund commenced operations on September 29, 2015.

**	The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies including, but not limited to, convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis, multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques to ensure that each Index is a pure representation of its corresponding investment focus. Investors cannot invest directly in an index, and unlike the Fund, returns do not reflect any fees, expenses or sales charges.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Fund’s total expenses, as shown in the December 30, 2016 registration statement, is 3.17%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through December 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Portfolio Composition (Unaudited)
% of Net Assets
Exchange Traded Funds	87.7%
Mutual Fund	12.4%
Liabilities Less Other Assets	(0.1)%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Equity Strategies Fund*
Portfolio Review (Unaudited)
February 28, 2017

The Fund’s Institutional Class performance figures for the periods ended February 28, 2017, compared to its benchmark:

Since
Inception*

Anchor Tactical Equity Strategies Fund - Institutional Class	7.44%
S&P 500 Total Return**	9.22%

*	The Fund commenced operations on September 6, 2016.

**	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes there investment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s August 31, 2016 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.39%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)
% of Net Assets
Exchange Traded Funds	89.9%
Other Assets Less Liabilities	10.1%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Municipal Strategies Fund*
Portfolio Review (Unaudited)
February 28, 2017

The Fund’s Institutional Class performance figures for the periods ended February 28, 2017, compared to its benchmark:

Since
Inception*

Anchor Tactical Municipal Strategies Fund - Institutional Class	(3.70)%
Bloomberg Barclays U.S. Municipal Index**	(2.67)%

*	The Fund commenced operations on September 6, 2016.

**	The Bloomberg Barclays U.S. Municipal Index covers the USD-denominated long-term tax exempt bond market. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s August 31, 2016 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.54%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)
% of Net Assets
Mutual Funds	70.9%
Other Assets Less Liabilities	29.1%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Real Estate Fund*
Portfolio Review (Unaudited)
February 28, 2017

The Fund’s Institutional Class performance figures for the periods ended February 28, 2017, compared to its benchmark:

Since
Inception*

Anchor Tactical Real Estate Fund - Institutional Class	(3.20)%
Dow Jones US Select Real Estate Securities Total Return Index**	(3.19)%

*	The Fund commenced operations on September 6, 2016.

**	The Dow Jones U.S. Select Real Estate Securities Index is designed to measure the performance of publicly traded real estate securities. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares. The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund through August 31, 2017, (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example, options and swap fees and expenses), acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) to 2.25% of the Fund’s average daily net assets. For performance information current to the most recent month-end, please call 1-844-594-1226.

Per the fee table in the Fund’s August 31, 2016 prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.85%. Updated information regarding the Fund’s expense ratio is available in the Financial Highlights.

Portfolio Composition (Unaudited)
% of Net Assets
Exchange Traded Funds	71.3%
Other Assets Less Liabilities	28.7%
Total	100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anchor Tactical Credit Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 87.7%
	DEBT FUNDS - 81.9%
506,900	iShares iBoxx $ High Yield Corporate Bond ETF	$44,754,201
1,365,000	SPDR Bloomberg Barclays High Yield Bond ETF	50,805,300
200,000	SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,628,000
		101,187,501
	ASSET ALLOCATION FUND - 5.8%
150,000	SPDR Bloomberg Barclays Convertible Securities ETF	7,179,000

	TOTAL EXCHANGE TRADED FUNDS (Cost - $105,598,449)	108,366,501

	MUTUAL FUND - 12.4%
	DEBT FUND - 12.4%
2,645,503	MainStay High Yield Corporate Bond Fund - Class I	15,396,825
	TOTAL MUTUAL FUND (Cost - $15,000,000)	15,396,825

	TOTAL INVESTMENTS (Cost - $120,598,449) (a) - 100.1%	$123,763,326
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(175,433)
	NET ASSETS - 100.0%	$123,587,893

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $120,780,390 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,982,936
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$2,982,936

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 89.9%
	EQUITY FUNDS - 89.9%
50,000	Energy Select Sector SPDR Fund	$3,569,000
250,000	Financial Select Sector SPDR Fund	6,135,000
250,000	Power Shares QQQ Trust Series 1	32,505,000
40,000	SPDR S&P500 ETF Trust	9,458,800
	TOTAL EXCHANGE TRADED FUNDS (Cost - $50,574,543)	51,667,800

	TOTAL INVESTMENTS (Cost - $50,574,543) (a) - 89.9%	$51,667,800
	CASH AND OTHER ASSETS LESS LIABILITIES - 10.1%	5,790,894
	NET ASSETS - 100.0%	$57,458,694

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $50,574,543 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,108,927
Unrealized Depreciation:	(15,670)
Net Unrealized Appreciation:	$1,093,257

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Shares		Value
	MUTUAL FUNDS - 70.9%
	DEBT FUNDS - 70.9%
712,988	American Century Short-Term Government Fund - Investor Class	$6,837,550
1,715,920	Goldman Sachs Short Duration Tax-Free Fund - Institutional Class	18,034,318
549,797	Lord Abbett Short Duration Tax Free Fund - Class I	8,560,341
1,665,125	Nuveen Limited Term Municipal Bond Fund - Class I	18,049,954
843,849	Nuveen Short Term Bond Fund - Class I	8,320,354
	TOTAL MUTUAL FUNDS (Cost - $59,649,329)	59,802,517

	TOTAL INVESTMENTS (Cost - $59,649,329) (a) - 70.9%	$59,802,517
	CASH AND OTHER ASSETS LESS LIABILITIES - 29.1%	24,556,917
	NET ASSETS - 100.0%	$84,359,434

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $59,649,329 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$153,188
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$153,188

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

Shares		Value
	EXCHANGE TRADED FUNDS - 71.3%
	EQUITY FUNDS - 71.3%
200,000	iShares U.S. Home Construction ETF	$6,094,000
275,000	iShares U.S. Real Estate ETF	22,112,750
160,000	Vanguard REIT ETF	13,641,600
	TOTAL EXCHANGE TRADED FUNDS (Cost - $40,740,295)	41,848,350

	TOTAL INVESTMENTS (Cost - $40,740,295) (a) - 71.3%	$41,848,350
	CASH AND OTHER ASSETS LESS LIABILITIES - 28.7%	16,859,782
	NET ASSETS - 100.0%	$58,708,132

ETF - Exchange Traded Fund

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $40,740,295 and differs from value by unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,108,055
Unrealized Depreciation:	—
Net Unrealized Appreciation:	$1,108,055

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2017

	Anchor Tactical	Anchor Tactical	Anchor Tactical
	Credit Strategies	Equity Strategies	Municipal	Anchor Tactical
	Fund	Fund	Strategies Fund	Real Estate Fund

ASSETS
Investment securities:
At cost	$120,598,449	$50,574,543	$59,649,329	$40,740,295
At value	$123,763,326	$51,667,800	$59,802,517	$41,848,350
Cash	—	9,161,591	25,140,037	22,857,894
Cash collateral	198,031	138,079	—	—
Receivable for fund shares sold	310,121	148,574	413,400	740,330
Dividends and interest receivable	82,518	4,495	53,884	5,001
Receivable for securities sold	5,621,452	—	—	—
Prepaid expenses	28,376	—	—	—
TOTAL ASSETS	130,003,824	61,120,539	85,409,838	65,451,575

LIABILITIES
Due to custodian	4,561,575	—	—	190,461
Payable for investments purchased	—	3,049,688	—	6,012,380
Payable for fund shares redeemed	1,600,808	483,510	869,635	415,554
Investment advisory fees payable	162,413	74,771	110,695	63,992
Distribution (12b-1) fees payable	24,439	11,537	17,296	11,013
Payable to related parties	3,801	210	4,365	13,112
Accrued expenses and other liabilities	62,895	42,129	48,413	36,931
TOTAL LIABILITIES	6,415,931	3,661,845	1,050,404	6,743,443
NET ASSETS	$123,587,893	$57,458,694	$84,359,434	$58,708,132

Net Assets Consist Of:
Paid in capital	122,430,834	53,954,711	88,189,344	59,674,556
Undistributed net investment income (loss)	41,626	(374,778)	(407,510)	(143,602)
Accumulated net realized gain (loss) from investments and securities sold short	(2,049,444)	2,785,504	(3,575,588)	(1,930,877)
Net unrealized appreciation on investments	3,164,877	1,093,257	153,188	1,108,055
NET ASSETS	$123,587,893	$57,458,694	$84,359,434	$58,708,132
Investor Class
Net Assets	$123,587,893
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	12,206,027
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$10.13
Institutional Class
Net Assets		$57,458,694	$84,359,434	$58,708,132
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)		5,395,308	8,760,116	6,063,251
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest) (a)		$10.65	$9.63	$9.68

(a)	The Fund charges a fee of 1% on redemptions of shares held for less than 60 days.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended February 28, 2017

		Anchor Tactical	Anchor Tactical
	Anchor Tactical Credit	Equity Strategies	Municipal Strategies	Anchor Tactical
	Strategies Fund*	Fund**	Fund**	Real Estate Fund**
INVESTMENT INCOME
Dividends	$3,274,661	$296,550	$493,849	$316,576
Interest	24,452	23,692	81,905	38,575
TOTAL INVESTMENT INCOME	3,299,113	320,242	575,754	355,151

EXPENSES
Investment advisory fees	1,103,328	426,059	730,610	346,873
Dividend expense	361,463	88,735	—	—
Distribution (12b-1) fees	172,395	66,572	114,158	54,199
Interest expense	106,986	13,256	—	7,350
Custodian fees	41,459	814	3,167	901
Administrative services fees	41,357	17,551	35,457	22,543
Printing and postage expenses	22,660	5,292	8,186	5,436
Accounting services fees	18,926	14,211	17,829	14,735
Miscellaneous expense	17,425	1,306	1,305	1,306
Registration fees	17,356	15,925	24,331	9,512
Insurance expense	9,917	2,275	3,476	1,358
Compliance officer fees	8,927	2,394	2,327	688
Audit fees	5,429	7,584	7,584	7,584
Legal fees	5,046	24,958	26,398	25,912
Transfer agent fees	4,960	4,740	2,842	3,585
Trustees’ fees and expenses	1,434	3,348	5,594	3,261
Offering cost	301	—	—	—
TOTAL EXPENSES	1,939,369	695,020	983,264	505,243
Fees waived by the Adviser	—	—	—	(6,490)
NET EXPENSES	1,939,369	695,020	983,264	498,753

NET INVESTMENT INCOME (LOSS)	1,359,744	(374,778)	(407,510)	(143,602)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	(954,718)	3,039,920	(3,575,588)	(1,747,767)
Securities sold short	(477,060)	240,070	—	(183,110)
Net change in unrealized appreciation on:
Investments	1,932,262	1,093,257	153,188	1,108,055
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	500,484	4,373,247	(3,422,400)	(822,822)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,860,228	$3,998,469	$(3,829,910)	$(966,424)

*	For the six month ended February 28, 2017.

**	The Fund commenced operations on September 6, 2016.

See accompanying notes to financial statements.

Anchor Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Anchor Tactical		Anchor Tactical	Anchor Tactical	Anchor Tactical
	Credit Strategies Fund		Equity Strategies Fund	Municipal Strategies Fund	Real Estate Fund
	For the Six	For the	For the	For the	For the
	Months Ended	Period Ended	Period Ended	Period Ended	Period Ended
	February 28, 2017	August 31, 2016*	February 28, 2017**	February 28, 2017**	February 28, 2017**
FROM OPERATIONS:	(Unaudited)		(Unaudited)	(Unaudited)	(Unaudited)
Net investment income (loss)	$1,359,744	$733,874	$(374,778)	$(407,510)	$(143,602)
Net realized gain (loss) from investments and securities sold short	(1,431,778)	1,709,947	3,279,990	(3,575,588)	(1,930,877)
Net change in unrealized appreciation on investments	1,932,262	1,232,615	1,093,257	153,188	1,108,055

Net increase (decrease) in net assets resulting from operations	1,860,228	3,676,436	3,998,469	(3,829,910)	(966,424)

DISTRIBUTIONS TO SHAREHOLDERS:

From net investment income ($0.14, $0.06, $ -, $ - and $ - per share, respectively)	(1,845,705)	(699,266)	—	—	—
From net realized gains ($0.14, $ -, $0.09, $ - and $ - per share, respectively)	(1,889,256)	—	(494,486)	—	—
Net decrease in net assets from distributions to shareholders	(3,734,961)	(699,266)	(494,486)	—	—

FROM SHARES OF BENEFICIAL INTEREST:
Proceeds from shares sold	40,754,075	201,338,807	72,639,706	123,408,649	73,616,116
Reinvestment of dividends	3,734,961	699,266	494,486	—	—
Payments for shares redeemed	(62,808,209)	(61,348,174)	(19,231,480)	(35,305,409)	(13,957,962)
Redemption fees	14,730	—	51,999	86,104	16,402
Net increase (decrease) in net assets from shares of beneficial interest	(18,304,443)	140,689,899	53,954,711	88,189,344	59,674,556

TOTAL INCREASE (DECREASE) IN NET ASSETS	(20,179,176)	143,667,069	57,458,694	84,359,434	58,708,132

NET ASSETS
Beginning of Period	143,767,069	100,000	—	—	—
End of Period **	$123,587,893	$143,767,069	$57,458,694	$84,359,434	$58,708,132
** Includes undistributed net investment income (loss) of:	$41,626	$527,587	$(374,778)	$(407,510)	$(143,602)

SHARE ACTIVITY
Shares sold	4,012,776	19,961,142	7,204,972	12,391,635	7,519,017
Shares reinvested	371,448	69,004	48,622	—	—
Shares redeemed	(6,189,186)	(6,029,157)	(1,858,286)	(3,631,519)	(1,455,766)
Net increase (decrease) in shares of beneficial interest outstanding	(1,804,962)	14,000,989	5,395,308	8,760,116	6,063,251

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

**	The Fund commenced operations on September 6, 2016.

See accompanying notes to financial statements.

Anchor Tactical Credit Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented.

	Investor Class
	For the	Period*
	Six Months Ended	Ended
	February 28, 2017	August 31, 2016
	(Unaudited)
Net asset value, beginning of period	$10.26	$10.00

Activity from investment operations:
Net investment income (1)	0.10	0.07
Net realized and unrealized gain on investments	0.05	0.25
Total from investment operations	0.15	0.32
Less distributions:
From net investment income	(0.14)	(0.06)
From net realized gains	(0.14)	—
Total distributions	(0.28)	(0.06)
Paid-in capital from redemption fees (1)	0.00 (7)	—
Net asset value, end of period	$10.13	$10.26
Total return (2)(3)	1.49%	3.17%
Net assets, end of period (000s)	$123,588	$143,767
Ratio of expenses to average net assets (4)(5)	2.81%	2.86%
Ratio of expenses to average net assets excluding interest and dividend expenses (4)(5)	2.13%	2.21%
Ratio of net investment income to average net assets (4)(5)(6)	1.97%	0.71%
Portfolio turnover rate (3)	515%	1,832%

*	For the period September 29, 2015 (commencement of operations) through August 31, 2016.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Tactical Equity Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Institutional Class
	Period*
	Ended
	February 28, 2017
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.07)
Net realized and unrealized gain on investments	0.80
Total from investment operations	0.73
Less distributions:
From net realized gains	(0.09)
Total distributions	(0.09)
Paid-in capital from redemption fees	0.01
Net asset value, end of period	$10.65
Total return (2)	7.44	% (3)
Net assets, end of period (000s)	$57,459
Ratio of expenses to average net assets (5)	2.59	% (4)
Ratio of expenses to average net assets excluding interest and dividend expenses (5)	2.21	% (4)
Ratio of net investment loss to average net assets (5)(6)	(1.40	)% (4)
Portfolio turnover rate	1,061	% (3)

*	For the period September 6, 2016 (commencement of operations) through February 28, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Tactical Municipal Strategies Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Institutional Class
	Period*
	Ended
	February 28, 2017
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.04)
Net realized and unrealized gain on investments	(0.34)
Total from investment operations	(0.38)
Paid-in capital from redemption fees (1)	0.01
Net asset value, end of period	$9.63
Total return (2)	(3.70	)% (3)
Net assets, end of period (000s)	$84,359
Ratio of expenses to average net assets (5)	2.14	% (4)
Ratio of net investment income to average net assets (5)(6)	(0.89	)% (4)
Portfolio turnover rate	284	% (3)

*	For the period September 6, 2016 (commencement of operations) through February 28, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Anchor Tactical Real Estate Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period Presented.

	Institutional Class
	Period*
	February 28, 2017
	(Unaudited)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss (1)	(0.03)
Net realized and unrealized gain on investments	(0.29)
Total from investment operations	(0.32)
Paid-in capital from redemption fees (1)	0.00	(7)
Net asset value, end of period	$9.68
Total return (2)	(3.20	)% (3)
Net assets, end of period (000s)	$58,708
Ratio of expenses to average net assets (5)
net of reimbursement	2.28	% (4)
before reimbursement	2.31	% (4)
Ratio of expenses to average net assets excluding interest expenses (5)
net of reimbursement	2.25	% (4)
before reimbursement	2.28	% (4)
Ratio of net investment income to average net assets (5)(6)	(0.66	)% (4)
Portfolio turnover rate	567	% (3)

*	For the period September 6, 2016 (commencement of operations) through February 28, 2017.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Amount is less than $0.005.

See accompanying notes to financial statements.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
February 28, 2017

1.	ORGANIZATION

The Anchor Tactical Credit Strategies Fund (“Credit Fund”), Anchor Tactical Equity Strategies Fund (“Equity Fund”), Anchor Tactical Municipal Strategies Fund (“Muni Fund”) and Anchor Tactical Real Estate Fund (“Real Estate Fund”) (each a “Fund” or collectively “Funds”) are diversified series of shares of beneficial interest of Northern Lights Fund Trust IV (the “Trust”), a trust organized under the laws of the State of Delaware on June 2, 2015, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Credit Fund, Equity Fund and Muni Fund’s investment objective is to provide total return from income and capital appreciation with a secondary objective of limiting risk during unfavorable market conditions. The Real Estate Fund seeks to achieve above average total returns over a full market cycle with lower correlation and reduced risk when compared to traditional real estate indexes. The Credit Fund commenced operations on September 29, 2015. The Equity Fund, Muni Fund and Real Estate Fund commenced operations on September 6, 2016.

Each Fund offers two share classes designated as Investor Class and Institutional Class. The Institutional Class of the Credit Fund and the Investor Class of the Equity Fund, Muni Fund and Real Estate Fund have not commenced operations. Each class represents an interest in the same assets of each Fund and classes are identical except for differences in their ongoing service and distribution charges.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2017

their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2017

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 28, 2017 for the Funds’ assets measured at fair value:

Anchor Tactical Credit Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$108,366,501	$—	$—	$108,366,501
Mutual Fund	15,396,825	—	—	15,396,825
Total	$123,763,326	$—	$—	$123,763,326

Anchor Tactical Equity Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$51,667,800	$—	$—	$51,667,800
Total	$51,667,800	$—	$—	$51,667,800

Anchor Tactical Municipal Strategies Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$59,802,517	$—	$—	$59,802,517
Total	$59,802,517	$—	$—	$59,802,517

Anchor Tactical Real Estate Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$41,848,350	$—	$—	$41,848,350
Total	$41,848,350	$—	$—	$41,848,350

There were no transfers between any level during the period ended February 28 2017.

It is the Funds’ policy to record transfers into or out of any Level at the end of the reporting period.

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2017

Exchange Traded Funds – The Funds may invest in ETFs. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning its underlying securities, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Short Sales – A “short sale” is a transaction in which a Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income and expense are recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly for the Credit Fund and quarterly for the Equity Fund, Muni Fund and Real Estate Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards, etc.) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Funds’ 2017 tax return. The Funds identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2017

are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended February 28, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $605,368,143 and $624,847,123, respectively, for the Credit Fund, $459,669,410 and $412,134,787, respectively, for the Equity Fund, $171,330,010 and $108,105,093, respectively, for the Muni Fund and $162,449,975 and $119,961,913, respectively, for the Real Estate Fund.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Anchor Capital Management Group, Inc. serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an investment advisory agreement with the Trust, on behalf of each Fund, the Adviser, under the supervision of the Board, oversees the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.60% of the Funds’ average daily net assets. For the period ended February 28, 2017, the Credit Fund incurred advisory fees of $1,103,328, $426,059 for the Equity Fund, $730,610 for the Muni Fund and $346,873 for the Real Estate Fund.

The Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Funds, until at least August 31, 2017 (December 31, 2017 for the Credit Fund), to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of the Fund’s average daily net assets of the Investor Class of the Credit Fund and the Institutional Class of the Equity Fund, Muni Fund and Real Estate Fund. Fees waived or reimbursed by the Adviser may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three fiscal years following when such amounts were waived and/or

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2017

reimbursed. During the period ended February 28, 2017, no fees were waived by the Adviser except for the Real Estate Fund of $6,490 which is subject to recapture by the Adviser prior to August 31, 2020.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”), The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, Investor and Institutional Shares may pay up to 0.25% of its average daily net assets to pay for certain distribution activities and shareholder services. For the period ended February 28, 2017, $172,395, $66,572, $114,158 and $54,199 was incurred under the Plan for the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the period ended February 28, 2017, the Distributor did not receive any underwriting commissions for sales of the Funds’ shares.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds from which the redemption is made. The Funds received redemption fees for the period ended February 28, 2017 of $14,730, $51,999, $86,104 and $16,402 for the Credit Fund, Equity Fund, Muni Fund and Real Estate Fund, respectively.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2017

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Credit Fund

The tax character of distributions paid during the period ended August 31, 2016 was as follows:

Fiscal Period Ended
August 31, 2016
Ordinary Income	$699,266
Long-Term Capital Gain	—
Return of Capital	$699,266

As of August 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$2,294,207	$—	$—	$—	$(313,089)	$1,050,674	$3,031,792

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles and the unamortized portion of organizational expenses. In addition, the amount listed under other book/tax differences for the Fund are primarily attributable to the tax deferral of losses on straddles and the unamortized portion of organizational expenses.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses and the capitalization of in lieu dividend payments on dividends held short resulted in reclassifications for the Fund for the period ended August 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(54,622)	$492,979	$(438,357)

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Credit Fund currently invests a portion of its assets in the iShares iBoxx $ High Yield Corporate Bond ETF (“iShares”) and SPDR Bloomberg Barclays High Yield Bond ETF (“SPDR”). The Credit Fund may sell its investment in iShares or SPDR at any time if the Adviser determines that it is in the best interest of the Credit Fund and its shareholders to do so. The performance of the Credit Fund may be directly affected by the performance of iShares and SPDR. The financial statements of iShares and SPDR, including their portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Credit Fund’s financial statements. As of February 28, 2017, the percentage of the Credit Fund’s net assets invested in iShares and SPDR were 36.2% and 41.1%, respectively.

Anchor Funds
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
February 28, 2017

The Equity Fund currently invests a portion of its assets in the PowerShares QQQ Trust Series 1 (“PowerShares”). The Equity Fund may sell its investment in PowerShares at any time if the Adviser determines that it is in the best interest of the Equity Fund and its shareholders to do so. The performance of the Equity Fund may be directly affected by the performance of PowerShares. The financial statements of PowerShares, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Equity Fund’s financial statements. As of February 28, 2017, the percentage of the Equity Fund’s net assets invested in PowerShares was 56.6%.

The Real Estate Fund currently invests a portion of its assets in the iShares U.S. Real Estate ETF (“ETF”). The Real Estate Fund may sell its investment in the ETF at any time if the Adviser determines that it is in the best interest of the Real Estate Fund and its shareholders to do so. The performance of the Real Estate Fund may be directly affected by the performance of the ETF. The financial statements of the ETF, including its portfolios of investments, can be found at the Securities and Exchange Commission’s website, www.sec.gov, and should be read in conjunction with the Real Estate Fund’s financial statements. As of February 28, 2017, the percentage of the Real Estate Fund’s net assets invested in the ETF was 37.7%.

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of February 28, 2017, Trust Company of America, an account holding shares for the benefit of others in nominee name, held approximately 88%, 87%, 92% and 86% for the Credit Fund, the Equity Fund, the Muni Fund and the Real Estate Fund respectively of the voting securities of the Credit Fund’s Investor Shares and the Institutional Shares of the Equity Fund, Muni Fund and Real Estate Fund. The Funds have no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the class.

9.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Anchor Funds
EXPENSE EXAMPLES
February 28, 2017 (Unaudited)

As a shareholder of the Funds you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expenses Paid
	Account	Account	Expense	During Period
	Value	Value	Ratio	9/1/16 – 2/28/17
	9/1/16	2/28/17
Actual
Anchor Tactical Credit Strategies Fund	$1,000.00	$ 1,014.90	2.81%	$14.06*
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,074.40	2.59%	$12.83**
Anchor Tactical Municipal Strategies Fund	$1,000.00	$963.00	2.14%	$10.02**
Anchor Tactical Real Estate Fund	$1,000.00	$968.00	2.28%	$10.71**
Hypothetical
(5% return before expenses)
Anchor Tactical Credit Strategies Fund	$1,000.00	$1,010.84	2.81%	$14.03*
Anchor Tactical Equity Strategies Fund	$1,000.00	$1,011.93	2.59%	$12.94**
Anchor Tactical Municipal Strategies Fund	$1,000.00	$1,014.17	2.14%	$10.70**
Anchor Tactical Real Estate Fund	$1,000.00	$1,013.47	2.28%	$11.40**

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181), divided by the number of days in the fiscal year (365).

**	“Actual” expense information for the Equity Fund, the Muni Fund and the Real Estate Fund is for the period from September 6, 2016 through February 28, 2017. Actual expenses are equal to the Funds’ annualized net expense ratios multiplied by 174/365 (to reflect the period from September 6, 2016 through February 28, 2017). “Hypothetical” expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181/365 (to reflect the full half-year period).

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited)
February 28, 2017

In connection with a Regular Meeting of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust IV (the “Trust”), held on July 27, 2016, the Board, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Anchor Capital Management Group, Inc. (“Anchor”) and the Trust, with respect to the Anchor Tactical Equity Strategies Fund, Anchor Tactical Real Estate Fund and Anchor Tactical Municipal Strategies Fund (the “Anchor Funds”). In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that the advisor has approximately $607 million in assets under management and has extensive experience managing assets in accordance with the strategies proposed for the Anchor Funds. The Trustees further noted that the advisor has served as an advisor or sub-advisor to other registered investment companies, including an existing series of the Trust, and is familiar with the various regulations with which it must comply. The Trustees acknowledged that the Trust’s CCO indicated that Anchor’s compliance program is reasonably designed to ensure the Anchor Funds’ compliance with the trading restrictions set forth in the respective prospectuses and SAIs for the Anchor Funds as well as applicable securities laws. The Trustees further noted that the advisor has had no compliance issues or material litigation related to the other funds it manages over the past 36 months. After further discussion, the Trustees concluded that the advisor has the ability to provide a level of service consistent with the Board’s expectations.

Performance. The Trustees discussed performance information for separately managed accounts (“SMAs”) and mutual funds operated under strategies substantially similar to those proposed for each of the Anchor Funds. The Trustees reviewed the performance of the SMAs and mutual funds over the one year period, five year period where available, and since inception periods and compared their performance to benchmarks proposed for each of the Anchor Funds. The Trustees also considered back tested data available for the those strategies, the accuracy of which was verified by a third party auditor The Trustees determined that performance information was generally reasonable and is likely a favorable indication of Anchor’s potential to generate positive returns for shareholders.

Fees and Expenses. The Trustees noted that the advisor proposes to charge each of the Anchor Funds an annual management fee of 1.60% of net daily assets. They discussed how the proposed fees compared to the average management fee for the Advisor selected peer group and the average management fees for each fund’s anticipated Morningstar category. The Trustees discussed the advisor’s position that the peer groups are a better measure of whether the management fee proposed by the advisor is reasonable due to the greater similarities in investment strategies between the Anchor Funds and the funds in the respective peer groups than between the Anchor Funds and the funds in their respective Morningstar categories. The

Anchor Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
February 28, 2017

Trustees agreed that average management fee for the peer groups appears to be a more appropriate metric by which to measure the reasonableness of the proposed management fees. After further discussion, the Trustees concluded that the advisory fees are reasonable.

Profitability. The Trustees noted that the Advisor expects to derive profits that are reasonable in terms of the percentage of the advisory fees retained after waiver and in terms of the actual dollar amount represented by those percentages from its relationship with each of the Anchor Funds for the first and second year of operation. The Trustees concluded, after further discussion of the provided profitability analysis, that excessive profitability from the advisor’s relationship with the each Anchor Fund is not an issue at this time.

Economies of Scale. The Trustees noted that economies of scale have not yet been reached as the Anchor Funds have not yet launched. The Trustees also acknowledged that the 1.60% management fee leaves opportunity for breakpoints in future if assets grow.

Conclusion. Having requested and received such information from Anchor as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the Advisory Agreement is in the best interests of the Anchor Funds and its future shareholders.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-844-594-1226 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-594-1226.

ADVISER
Anchor Capital Management Group, Inc.
15 Enterprise, Suite 450
Aliso Viejo, California 92656

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/8/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 5/8/17

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 5/8/17